CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Parenthetical - $ / shares	Feb. 02, 2018	Feb. 03, 2017
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01